Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMANA MUTUAL FUNDS TRUST
Entity Central Index Key	0000766285
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000131515
Shareholder Report [Line Items]
Fund Name	Amana Developing World Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIDX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/amana-developing-world. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/amana-developing-world
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$50	0.91%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.91%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	14.81%	6.17%	6.30%
Bloomberg Emerging Markets Large, Mid & Small	25.32%	5.40%	8.40%
MSCI Emerging Markets Index	30.29%	5.54%	8.30%

AssetsNet	$ 156,607,527
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 588,427
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$156,607,527
# of Portfolio Holdings	37
Advisory Fees Paid	$588,427
Portfolio Turnover Rate	9%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Personal Care Products	9.5%
Semiconductor Manufacturing	9.0%
Semiconductor Devices	7.2%
Health Care Facilities	6.8%
Food & Drug Stores	5.8%
Precious Metals	5.5%
Communications Equipment	4.8%
Agricultural Chemicals	4.5%
Electronics Components	4.2%
Electronic Manufacturing Services & Original Design Manufacturer	3.9%
Other Industries	32.9%
Other Assets (net of liabilities)	5.9%

C000079787
Shareholder Report [Line Items]
Fund Name	Amana Developing World Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMDWX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/amana-developing-world. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/amana-developing-world
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$62	1.14%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.14%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	14.57%	5.95%	6.09%
Bloomberg Emerging Markets Large, Mid & Small	25.32%	5.40%	8.40%
MSCI Emerging Markets Index	30.29%	5.54%	8.30%

AssetsNet	$ 156,607,527
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 588,427
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$156,607,527
# of Portfolio Holdings	37
Advisory Fees Paid	$588,427
Portfolio Turnover Rate	9%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Personal Care Products	9.5%
Semiconductor Manufacturing	9.0%
Semiconductor Devices	7.2%
Health Care Facilities	6.8%
Food & Drug Stores	5.8%
Precious Metals	5.5%
Communications Equipment	4.8%
Agricultural Chemicals	4.5%
Electronics Components	4.2%
Electronic Manufacturing Services & Original Design Manufacturer	3.9%
Other Industries	32.9%
Other Assets (net of liabilities)	5.9%

C000131514
Shareholder Report [Line Items]
Fund Name	Amana Growth Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIGX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/amana-growth. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/amana-growth
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$34	0.61%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.61%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	18.08%	14.57%	16.68%
Bloomberg US Large Cap Total Return Index	15.17%	14.89%	14.75%
Bloomberg 1000 Growth Total Return Index	17.10%	14.67%	16.47%
S&P 500 Index	15.00%	15.28%	14.63%

AssetsNet	$ 6,054,394,688
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 16,525,932
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,054,394,688
# of Portfolio Holdings	35
Advisory Fees Paid	$16,525,932
Portfolio Turnover Rate	3%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Semiconductor Devices	15.1%
Large Pharma	11.5%
Semiconductor Manufacturing	11.2%
Communications Equipment	10.9%
Infrastructure Software	10.8%
Internet Media & Services	7.1%
Commercial & Residential Building Equipment & Systems	6.6%
Application Software	3.8%
Medical Devices	3.7%
Measurement Instruments	3.1%
Other Industries	14.7%
Other Assets (net of liabilities)	1.5%

C000065109
Shareholder Report [Line Items]
Fund Name	Amana Growth Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMAGX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/amana-growth. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/amana-growth
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$47	0.85%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.85%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	17.79%	14.29%	16.40%
Bloomberg US Large Cap Total Return Index	15.17%	14.89%	14.75%
Bloomberg 1000 Growth Total Return Index	17.10%	14.67%	16.47%
S&P 500 Index	15.00%	15.28%	14.63%

AssetsNet	$ 6,054,394,688
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 16,525,932
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,054,394,688
# of Portfolio Holdings	35
Advisory Fees Paid	$16,525,932
Portfolio Turnover Rate	3%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Semiconductor Devices	15.1%
Large Pharma	11.5%
Semiconductor Manufacturing	11.2%
Communications Equipment	10.9%
Infrastructure Software	10.8%
Internet Media & Services	7.1%
Commercial & Residential Building Equipment & Systems	6.6%
Application Software	3.8%
Medical Devices	3.7%
Measurement Instruments	3.1%
Other Industries	14.7%
Other Assets (net of liabilities)	1.5%

C000131513
Shareholder Report [Line Items]
Fund Name	Amana Income Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMINX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/amana-income. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/amana-income
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	14.49%	11.90%	11.82%
Bloomberg US Large Cap Total Return Index	15.17%	14.89%	14.75%
Bloomberg 1000 Value Total Return Index	7.17%	13.24%	10.73%
S&P 500 Index	15.00%	15.28%	14.63%

AssetsNet	$ 2,187,058,534
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 7,481,968
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,187,058,534
# of Portfolio Holdings	33
Advisory Fees Paid	$7,481,968
Portfolio Turnover Rate	4%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Large Pharma	18.7%
Semiconductor Manufacturing	9.9%
Infrastructure Software	8.1%
Semiconductor Devices	7.4%
Personal Care Products	5.9%
Industrial Wholesale & Rental	5.8%
Measurement Instruments	5.4%
Basic & Diversified Chemicals	3.8%
Diversified Industrials	3.4%
Commercial & Residential Building Equipment & Systems	2.9%
Other Industries	18.7%
Other Assets (net of liabilities)	10.0%

C000012979
Shareholder Report [Line Items]
Fund Name	Amana Income Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMANX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/amana-income. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/amana-income
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	14.22%	11.64%	11.56%
Bloomberg US Large Cap Total Return Index	15.17%	14.89%	14.75%
Bloomberg 1000 Value Total Return Index	7.17%	13.24%	10.73%
S&P 500 Index	15.00%	15.28%	14.63%

AssetsNet	$ 2,187,058,534
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 7,481,968
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,187,058,534
# of Portfolio Holdings	33
Advisory Fees Paid	$7,481,968
Portfolio Turnover Rate	4%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Large Pharma	18.7%
Semiconductor Manufacturing	9.9%
Infrastructure Software	8.1%
Semiconductor Devices	7.4%
Personal Care Products	5.9%
Industrial Wholesale & Rental	5.8%
Measurement Instruments	5.4%
Basic & Diversified Chemicals	3.8%
Diversified Industrials	3.4%
Commercial & Residential Building Equipment & Systems	2.9%
Other Industries	18.7%
Other Assets (net of liabilities)	10.0%

C000160667
Shareholder Report [Line Items]
Fund Name	Amana Participation Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIPX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/amana-participation. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/amana-participation
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	5.53%	1.73%	2.58%
Bloomberg Global Aggregate Bond Index	5.57%	-1.94%	1.29%
Bloomberg Custom Sukuk	6.78%	n/a	n/a
FTSE IdealRatings Sukuk Index	6.84%	1.86%	3.61%

AssetsNet	$ 267,741,244
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 701,967
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$267,741,244
# of Portfolio Holdings	56
Advisory Fees Paid	$701,967
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Financials	39.7%
Real Estate	12.4%
Utilities	7.6%
Government	6.7%
Industrials	6.6%
Energy	6.4%
Communications	5.5%
Materials	3.8%
Consumer Staples	2.8%
Bank Time Deposits	2.6%
Other Sectors	0.7%
Other Assets (net of liabilities)	5.2%

C000160666
Shareholder Report [Line Items]
Fund Name	Amana Participation Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMAPX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/amana-participation. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/amana-participation
Expenses [Text Block]

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	5.19%	1.48%	2.34%
Bloomberg Global Aggregate Bond Index	5.57%	-1.94%	1.29%
Bloomberg Custom Sukuk	6.78%	n/a	n/a
FTSE IdealRatings Sukuk Index	6.84%	1.86%	3.61%

AssetsNet	$ 267,741,244
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 701,967
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$267,741,244
# of Portfolio Holdings	56
Advisory Fees Paid	$701,967
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Financials	39.7%
Real Estate	12.4%
Utilities	7.6%
Government	6.7%
Industrials	6.6%
Energy	6.4%
Communications	5.5%
Materials	3.8%
Consumer Staples	2.8%
Bank Time Deposits	2.6%
Other Sectors	0.7%
Other Assets (net of liabilities)	5.2%